                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment: [ ]; Amendment Number: ____
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holding entries.

Institutional Manager Filing this Report:

Name:    White Elm Capital, LLC
Address: 537 Steamboat Road, Suite 300
         Greenwich, Connecticut 06830

13F File Number: 028-13294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Matthew Iorio
Title: Managing Member
Phone: 203-742-6000

Signature, Place and Date of Signing:


/s/ Matthew Iorio                    Greenwich, Connecticut    November 15, 2010
----------------------------------   ----------------------   ------------------
[Signature]                               [City, State]             [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         28
Form 13F Information Table Value Total:   $210,380
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number                 Name
---   --------------------   --------------------------------
 1    028-13295              White Elm Capital Partners, L.P.

                                                       MARKET
                                                       VALUE  SHARE /                                         VOTING AUTHORITY
                                                       (USD)    PRN   SHARE / PUT /   INVESTMENT     OTHER  -------------------
NAME OF ISSUER              TITLE OF CLASS    CUSIP   (X1000)  AMOUNT   PRN   CALL    DISCRETION   MANAGERS   SOLE  SHARED NONE
--------------             ---------------- --------- ------- ------- ------- ----- -------------- -------- ------- ------ ----
ALLIANCE DATA SYSTEMS CORP COM              018581108    1116   17100 SH      PUT   Shared-Defined        1  17,100
AMAZON COM INC             COM              023135106    2858   18200 SH            Shared-Defined        1  18,200
APPLE INC                  COM              037833100   19182   67600 SH            Shared-Defined        1  67,600
BANCO BRADESCO S A         SP ADR PFD NEW   059460303    4594  225400 SH            Shared-Defined        1 225,400
BANCO SANTANDER BRASIL S A ADS REP 1 UNIT   05967A107    9233  670500 SH            Shared-Defined        1 670,500
CNINSURE INC               SPONSORED ADR    18976M103   17650  759466 SH            Shared-Defined        1 759,466
CORINTHIAN COLLEGES INC    COM              218868107    3226  459600 SH      PUT   Shared-Defined        1 459,600
CROWN CASTLE INTL CORP     COM              228227104    4954  112200 SH            Shared-Defined        1 112,200
CTRIP COM INTL LTD         AMERICAN DEP SHS 22943F100    7454  156100 SH            Shared-Defined        1 156,100
DOLBY LABORATORIES INC     COM              25659T107   12532  220600 SH            Shared-Defined        1 220,600
EAST WEST BANCORP INC      COM              27579R104   14908  915700 SH            Shared-Defined        1 915,700
KEYCORP NEW                COM              493267108    7255  911400 SH            Shared-Defined        1 911,400
LAS VEGAS SANDS CORP       COM              517834107    1129   32400 SH            Shared-Defined        1  32,400
LEAP WIRELESS INTL INC     COM NEW          521863308    2627  212700 SH      PUT   Shared-Defined        1 212,700
LIBERTY GLOBAL INC         COM SER A        530555101   17059  553700 SH            Shared-Defined        1 553,700
MASTERCARD INC             CL A             57636Q104    6854   30600 SH            Shared-Defined        1  30,600
NETFLIX INC                COM              64110L106    8627   53200 SH            Shared-Defined        1  53,200
PITNEY BOWES INC           COM              724479100    5507  257600 SH      PUT   Shared-Defined        1 257,600
RESOLUTE ENERGY CORP       *W EXP 09/25/201 76116A116     870  500000 SH            Shared-Defined        1 500,000
RESOLUTE ENERGY CORP       COM              76116A108    6541  591433 SH            Shared-Defined        1 591,433
SALESFORCE COM INC         COM              79466L302    2068   18500 SH            Shared-Defined        1  18,500
SBA COMMUNICATIONS CORP    COM              78388J106   17623  437300 SH            Shared-Defined        1 437,300
SOTHEBYS                   COM              835898107    9069  246300 SH            Shared-Defined        1 246,300
TESLA MTRS INC             COM              88160R101    2612  128000 SH            Shared-Defined        1 128,000
UMPQUA HLDGS CORP          COM              904214103    8863  781561 SH            Shared-Defined        1 781,561
WEBMD HEALTH CORP          COM              94770V102    6608  132500 SH            Shared-Defined        1 132,500
WILMINGTON TRUST CORP      COM              971807102     780   86900 SH      PUT   Shared-Defined        1  86,900
YUM BRANDS INC             COM              988498101    8581  186300 SH            Shared-Defined        1 186,300